COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Expense
The below table provides supplemental cash flow and other information related to operating leases (in thousands, except for lease term and discount rate):

	Year Ended December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities:	$2,480	$1,071
Right-of-use assets obtained in exchange for lease obligations:	$10,136	$14,515
Weighted average remaining lease term (in years)	8.6	9.2
Weighted average discount rate	4.3%	3.9%
The following table summarizes the components of operating lease expense for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
(in thousands)	2022	2021
Operating lease cost	$3,041	$1,630
Variable lease cost	1,281	597

Total lease costs	$4,322	$2,227

Schedule of Future Minimum Lease Commitments
Future minimum lease commitments are as follows as of December 31, 2022 (in thousands):

Years Ending December 31,	Operating Leases
2023	$3,329
2024	3,442
2025	3,727
2026	3,822
2027	3,922
Thereafter	15,018

Total lease payments	33,260
Less tenant improvement allowance	(1,549)
Less imputed interest	(5,915)

Present value of lease liabilities	$25,796